DEBT AND CREDIT FACILITY - Narrative (Details) - USD ($)				12 Months Ended
	Mar. 20, 2020	Jan. 31, 2020	Mar. 19, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 04, 2015
Investments [Line Items]
Borrowings				$ 284,049,000	$ 247,551,000
Payments for debt issue costs				$ 7,068,000	0
Debt instrument, redemption price, percentage				100.00%
Debt instrument, fair value disclosure				$ 286,852,000	250,729,000	$ 236,358,000
Equity component of convertible notes				106,425,000	68,347,000
Debt				169,769,000	247,551,000
Redemption of convertible notes				152,250,000	0
Loss on redemption of convertible debt				5,423,000	0
Redemption of convertible instruments				4,825,000
2019 Notes
Investments [Line Items]
Borrowings			$ 230,000,000	$ 169,769,000	0
Proceeds from convertible debt			222,932,000
Payments for debt issue costs			$ 7,067,000
Debt instrument, interest rate, stated percentage			2.50%
Debt conversion, converted instrument, shares issued			54.1082
Debt instrument, convertible, conversion price (in usd per share)			$ 18.48
Number of trading days sale price exceeds conversion price				20 days
Number of consecutive trading days				30 days
Debt instrument, convertible, threshold percentage of stock price trigger				130.00%
Debt instrument, redemption price, percentage				100.00%
Debt instrument, fair value disclosure				$ 169,365,000
Debt instrument, term				7 years
Fair value inputs, discount rate				7.50%
Equity component of convertible notes, gross				$ 44,766,000
Equity component of convertible notes				60,635,000
Reserve of equity component of convertible instruments, deferred tax liability				15,869,000
Debt issuance costs, net				7,068,000
Debt issuance costs, allocation, debt portion				5,205,000
Debt issuance costs, allocation, equity portion				1,863,000
2013 Notes
Investments [Line Items]
Borrowings				114,280,000	247,551,000
Debt instrument, fair value disclosure				148,000,000
Fair value inputs, discount rate			4.95%
Debt				115,000,000	265,000,000
Debt instrument, repurchase amount			$ 150,000,000
Redemption of convertible notes			$ 152,250,000	141,982,000	0
Loss on redemption of convertible debt				5,423,000
Debt, tax recovery				1,687,000
2013 Notes | Debt related event
Investments [Line Items]
Borrowing costs capitalised		$ 49,000
Redemption of convertible notes	$ 114,947,000
Revolving Credit Facility
Investments [Line Items]
Notional amount							$ 75,000,000
Borrowing capacity, accordion feature				$ 25,000,000
Line of credit facility, financial letters of credit, percentage				66.00%
Line of credit facility, undrawn fees, percentage				22.50%
Revolving Credit Facility | Minimum | London Interbank Offered Rate (LIBOR)
Investments [Line Items]
Borrowings, adjustment to interest rate basis				2.25%
Revolving Credit Facility | Maximum | London Interbank Offered Rate (LIBOR)
Investments [Line Items]
Borrowings, adjustment to interest rate basis				3.75%
Letter of Credit
Investments [Line Items]
Borrowings				$ 580,000	$ 8,000,000
Equity component of convertible notes
Investments [Line Items]
Redemption of convertible instruments				4,825,000
Equity component of convertible notes | 2013 Notes
Investments [Line Items]
Redemption of convertible instruments				$ 4,825,000